Derivative Financial Instruments - Market Risk Narrative (Interest Rate and Currency DFIs) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) bbl	Dec. 31, 2024 USD ($) bbl	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net (loss) income	$ 780,587,954	$ 38,512,752	$ (8,151,664)	$ (99,998,470)
Confidence level percentage	95.00%	95.00%
Increase (decrease) in exchange rate	(10.00%)	(10.00%)	(10.00%)	(10.00%)
Increase in occurs of crude oil hedge		$ (10,487)
Twenty day delta gamma risk analysis
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	95.00%	95.00%
Number of observations | bbl	500	500
Increase
Disclosure of detailed information about financial instruments [line items]
Net (loss) income	$ 181,253,630		$ 226,165,912	$ 198,697,226
Increase (decrease) in exchange rate	(10.00%)	(10.00%)	(10.00%)	(10.00%)
Decrease
Disclosure of detailed information about financial instruments [line items]
Net (loss) income	$ (181,253,630)		$ 226,165,912	$ 198,697,226
Increase (decrease) in exchange rate	10.00%	10.00%	10.00%	10.00%
P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges	0.25%	0.25%	0.25%	0.25%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar	1.00%	1.00%
P.M.I. Holdings, B.V. | Twenty five basis points higher
Disclosure of detailed information about financial instruments [line items]
Net (loss) income	$ 708,985		$ 616,468	$ 796,763
P.M.I. Holdings, B.V. | Twenty five basis points lower
Disclosure of detailed information about financial instruments [line items]
Net (loss) income	$ 708,985		$ 616,468	$ 796,763
PMI Trading Ltd
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	95.00%	95.00%	95.00%
VaR 95% Net		$ (2,932)			$ (4,363)
PMI Trading Ltd | Bottom of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net		(2,180)
PMI Trading Ltd | Top of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net		$ (11,913)